SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]

12.   SUBSEQUENT EVENTS

On November 4, 2024, the Company closed a non-brokered private placement of 1,612,902 common shares for gross proceeds of US$35,000,000.

On October 3, 2024, the Company granted 70,000 options to a consultant and directors of the Company. The options have an exercise price of $1.65 per share, expire on October 3, 2029 and vest as follows: 50% immediately, 25% on the first anniversary of the grant date; and 25% on the second anniversary of the grant date.

Subsequent to September 30, 2024, 792,000 options, warrants, and pre-funded warrants, were exercised for gross proceeds of $3,519,452, and 60,000 RSUs were converted to shares.